RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended									3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended					3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013 assets	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Frontline Charterers [Member] vessels	Dec. 31, 2011 Frontline Charterers [Member]	Dec. 31, 2012 Frontline Charterers [Member] vessels	Mar. 31, 2012 Frontline Charterers [Member]	Mar. 31, 2013 Frontline Ltd [Member]	Dec. 31, 2012 Frontline Ltd [Member]	Mar. 31, 2013 Deep Sea [Member] vessels	Dec. 31, 2012 Deep Sea [Member] vessels	Mar. 31, 2013 Seadrill [Member]	Dec. 31, 2012 Seadrill [Member]	Mar. 31, 2013 SFL West Polaris [Member]	Mar. 31, 2012 SFL West Polaris [Member]	Dec. 31, 2012 SFL West Polaris [Member]	Dec. 31, 2010 SFL West Polaris [Member]	Mar. 31, 2013 SFL Deepwater [Member]	Mar. 31, 2012 SFL Deepwater [Member]	Dec. 31, 2012 SFL Deepwater [Member]	Dec. 31, 2010 SFL Deepwater [Member]	Mar. 31, 2013 Frontline Management [Member] carriers vessels	Mar. 31, 2012 Frontline Management [Member]	Dec. 31, 2012 Frontline Management [Member]	Mar. 31, 2013 Bluelot [Member]	Dec. 31, 2012 Bluelot [Member]	Mar. 31, 2013 Corte Real [Member]	Dec. 31, 2012 Corte Real [Member]	Mar. 31, 2013 Golar Management UK Limited [Member]	Mar. 31, 2012 Golar Management UK Limited [Member]	Dec. 31, 2012 Golar Management UK Limited [Member]	Mar. 31, 2013 Seadrill Management (S) Pte Ltd [Member]	Mar. 31, 2012 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2012 Seadrill Management (S) Pte Ltd [Member]	Mar. 31, 2013 Other related parties [Member]	Dec. 31, 2012 Other related parties [Member]	Mar. 31, 2013 Frontline Charterers, Deep Sea and Seadrill [Member]	Mar. 31, 2012 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2012 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2011 Frontline Shipping and Frontline Shipping II [Member] vessels	Mar. 31, 2013 Golden Ocean [Member] carriers vessels	Mar. 31, 2012 Golden Ocean [Member]	Dec. 31, 2012 Golden Ocean [Member]	Mar. 31, 2013 Frontline Management AS [Member]	Mar. 31, 2012 Frontline Management AS [Member]	Dec. 31, 2012 Frontline Management AS [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	$ 1,222,000		$ 54,203,000	$ 0		$ 51,788,000		$ 980,000	$ 810,000	$ 42,000	$ 1,305,000	$ 200,000	$ 300,000
Loans to related parties	189,011,000		221,884,000											42,641,000		67,010,000		146,370,000		154,874,000
Due to related parties	11,191,000		9,227,000	1,389,000		804,000											145,000,000				290,000,000	1,088,000		815,000	4,346,000	3,802,000	4,300,000	3,756,000	53,000		50,000				68,000	50,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	24			22		24				2	2																													28
Property subject to or available for operating lease, number of units				0		1				4	4
Combined balance of net investments in direct financing leases																																					1,022,500,000		1,217,000,000
Combined balance of net investments in direct financing leases, short-term maturities																																					49,400,000		50,800,000
Net book value of assets leased under operating leases																																					114,400,000		131,500,000
Compensation payment received					106,000,000
Agreed temporary reduction in daily time charter rates					6,500
Percent of earnings to be paid					100.00%
Maximum daily amount to which temporary earnings-related 100% payment applies					6,500
Accrued revenues	0	13,600,000	52,200,000
Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					25.00%
Potential profit share accrued				0		0	1,400,000
Actual profit share accrued				0		0	0
Profit share to be accumulated				50,000,000
Non-refundable advance relating to the profit sharing agreement						50,000,000
Net lease termination fee received				5,000,000
Daily vessel management fee																								6,500
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party																						7																			7
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party																						12																			12
Number of car carriers operating on time charter, subcontracted to related party																						2
Management fees paid, vessels	14,216,000	16,876,000	66,455,000																			14,000,000	16,800,000	65,900,000																	200,000	100,000	500,000
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)																						1.00%
Term of lease/charter																						5 years
Commissions paid for sales-type leases on Suezmax tankers																						30,000	30,000	124,000
Administrative expenses - related parties	116,000	117,000	471,000																			100,000	100,000	500,000
Management fees paid, supervision of newbuildings																						700,000	500,000	2,100,000
Management fees paid, provision of office facilities																													40,000	37,000	195,000	0	7,000	15,000										100,000	100,000	400,000
Leasing revenues earned from related parties [Abstract]
Operating lease income																																					4,500,000	5,200,000	20,700,000
Direct financing lease interest income	14,345,000	15,053,000	59,214,000																																		14,300,000	15,100,000	59,200,000
Finance lease service revenue	13,637,000	16,562,000	64,766,000																																		13,600,000	16,600,000	64,800,000
Direct financing lease repayments																																					12,300,000	14,100,000	52,800,000
Related party loans [Abstract]
Interest income, related party loans	$ 4,894,000	$ 4,894,000	$ 19,575,000											$ 1,600,000	$ 1,600,000	$ 6,500,000		$ 3,300,000	$ 3,300,000	$ 13,100,000